Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transactions (Details) [Line Items]
Lease expense	$ 170,000		$ 164,000	$ 88,000
Related party advances			$ 215,307
BSEI [Member]
Related Party Transactions (Details) [Line Items]
Ground lease description	BSEI leased certain office space at Zaozhuang Software and Service Industrial Park with a total area of 18,000 square meters, of which 6,500 square meters were subleased to ZSEC at a price of RMB 0.5 per square meter per day, from July 1, 2018 to January 1, 2021 and the Company anticipates to renew the lease for another year.	BSEI leased certain office space at Zaozhuang Software and Service Industrial Park with a total area of 18,000 square meters, of which 6,500 square meters were subleased to ZSEC at a price of RMB 0.5 per square meter per day, from July 1, 2018 to January 1, 2021 and the Company anticipates to renew the lease for another year.
Beijing Taiying [Member]
Related Party Transactions (Details) [Line Items]
Related party advances	$ 294,000				¥ 2,000,000
Repayment of related party debt	77,000	¥ 500,000
SSHR [Member]
Related Party Transactions (Details) [Line Items]
Related party advances	$ 87,000				¥ 617,400